Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000003858 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003858 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000003858 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000003858 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000003858 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000003858 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000003858 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000003858 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000003858 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000003858 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000003858 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000003858 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000003860 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003860 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000003860 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000003860 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000003860 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000003860 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000003860 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000003860 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000003860 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000003860 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000003860 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000003860 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000054846 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054846 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000054846 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000054846 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000054846 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000054846 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000054846 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000054846 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000054846 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000054846 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000054846 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000054846 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000188260 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188260 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000188260 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000188260 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000188260 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000188260 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000188260 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000188260 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000188260 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000188260 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000188260 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000188260 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000003862 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003862 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000003862 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000003862 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000003862 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000003862 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000003862 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000003862 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000003862 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000003862 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000003862 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000003862 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000003861 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003861 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000003861 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000003861 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000003861 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000003861 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000003861 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000003861 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000003861 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000003861 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000003861 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000003861 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000054847 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054847 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000054847 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000054847 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000054847 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000054847 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000054847 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000054847 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000054847 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000054847 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000054847 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000054847 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000054848 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054848 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000054848 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000054848 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000054848 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000054848 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000054848 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000054848 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000054848 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000054848 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000054848 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000054848 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000158202 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158202 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158202 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000158202 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000158202 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000158202 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000158202 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000158202 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000158202 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000158202 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000158202 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000158202 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000158203 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158203 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158203 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000158203 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000158203 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000158203 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000158203 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000158203 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000158203 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000158203 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000158203 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000158203 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%
C000158204 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158204 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158204 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000158204 | Energy
Holdings [Line Items]
Percent of Total Investments	5.49%
C000158204 | Financials
Holdings [Line Items]
Percent of Total Investments	23.46%
C000158204 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.85%
C000158204 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000158204 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.81%
C000158204 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000158204 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.03%
C000158204 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.32%
C000158204 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.85%